Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes (Tables) [Abstract]
Income tax expense (benefit)

Income tax expense (benefit) is summarized as follows for the years ended December 31:

	2011	2010	2009

	(In thousands)
Federal:
Current	$(361,196)	$334,736	$323,152
Deferred	(35,605)	(44,256)	(36,368)

Total federal	(396,801)	290,480	286,784

State:
Current	13,878	76,294	70,270
Deferred	(136,397)	(11,547)	(10,332)

Total state	(122,519)	64,747	59,938

Total income tax (benefit) expense	(519,320)	$355,227	$346,722

Computation of income tax expense

The amounts reported as income tax expense vary from the amounts that would be reported by applying the statutory federal income tax rate to income before income taxes due to the following:

	2011	2010	2009
	(Dollars in thousands)
Net (Loss) Income before income tax (benefit) expense	$(1,255,309)	$892,433	$873,966
Statutory income tax rate	35%	35%	35%
Computed expected income tax (benefit) expense	(439,358)	312,352	305,888
State income taxes, net of federal income tax (benefit) expense	(79,638)	42,086	38,960
ESOP fair market value adjustment	657	2,183	2,212
Other, net	(981)	(1,394)	(338)
Income tax (benefit) expense	$(519,320)	$355,227	$346,722

Components of deferred tax assets and liabilities

The net deferred tax asset consists of the following at December 31:

	2011	2010

	(In thousands)
Deferred tax asset:
Allowance for loan losses	$110,783	$95,470
Loss on debt extinguishment	69,239	-
State operating loss carryforward	75,751	-
Postretirement benefits	55,046	42,804
Non-qualified benefit plans	49,306	50,734
ESOP expense	12,709	10,105
Interest on non-accrual loans	35,394	23,725
Other	12,345	12,042

Total deferred tax assets	420,573	234,880

Deferred tax liabilities:
Postretirement benefits	23,527	24,275
Net unrealized gain on securities available for sale	62,768	80,998
Other	1,463	3,409

Total deferred tax liabilities	87,758	108,682

Net deferred tax asset (included in other assets)	$332,815	$126,198

Reconciliation of the beginning and ending amount of unrecognized tax benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31 is as follows:

	2011	2010

	(In thousands)
Balance at January 1	$5,357	$4,053

Additions based on tax positions related to the current year	2,366	1,754
Reductions for tax positions of prior years	(661)	(450)

Balance at December 31	$7,062	$5,357